BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisition of Acropol Bank (Details) ₽ in Millions, $ in Millions			12 Months Ended
	Jul. 16, 2021 RUB (₽)	Jul. 16, 2021 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions			₽ 8,921	$ 120.1	₽ 40,030	₽ 351
ASSETS:
Goodwill			₽ 117,864		₽ 104,275	₽ 52,205	$ 1,586.5	$ 1,403.6
Acropol Bank
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%
Cash paid for acquisitions	₽ 986	$ 13.3
ASSETS:
Cash and cash equivalents	597
Investments in debt securities, current	556
Goodwill	105
Other current and non-current assets	44
Total assets	1,302
LIABILITIES:
Other current and non-current liabilities	316
Total liabilities	316
Total net assets acquired	986
Total purchase consideration	₽ 986